Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II
BlackRock Emerging Market Local Debt Portfolio
(the “Fund”)

Supplement dated November 14, 2013
to the Summary Prospectus and Prospectus of the Fund, each dated April 30, 2013

On November 12, 2013, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Emerging Markets Flexible Dynamic Bond Portfolio” and certain changes to the Fund’s investment strategies. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and to add an additional benchmark against which the Fund compares its performance. These changes will be effective on or about January 2, 2014.

As a result of these changes, the Fund will no longer be required to invest at least 65% of its assets in fixed income securities and derivatives denominated in currencies of emerging market countries or whose value is tied in whole or in part to currencies of emerging market countries. Instead the Fund will be able to actively seek investment opportunities across U.S. dollar- and local currency-denominated securities and derivatives.

Investors should review carefully the specific changes to the Summary Prospectus and Prospectus of the Fund, reflecting the changes noted above, which are detailed below.

Effective January 2, 2014, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable.

Change in the Fund’s Name

The BlackRock Emerging Market Local Debt Portfolio is renamed BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.

Change in the Fund’s Investment Strategies

The first paragraph in the section of the Summary Prospectus captioned “Principal Investment Strategies of the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts about BlackRock Emerging Market Local Debt Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The BlackRock Emerging Markets Flexible Dynamic Bond Portfolio invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. Emerging markets include, but are not limited to, countries that are included in the J.P. Morgan GBI-EM Global Diversified Index.

Change in the Fund’s Performance Information and Additional Benchmark Index

The section of the Summary Prospectus captioned “Performance Information” and the section of the Prospectus captioned “Fund Overview — Key Facts about BlackRock Emerging Market Local Debt Portfolio — Performance Information” are supplemented as follows:

Annual Total Returns

The Fund’s Annual Total Returns prior to January 2, 2014 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “BlackRock Emerging Market Local Debt Portfolio.”

Additional Benchmark Index

In addition to the broad-based securities market benchmark against which the Fund compares its performance, the J.P. Morgan GBI-EM Global Diversified Index, the Fund compares its performance against a customized weighted index comprised of the returns of the J.P. Morgan GBI-EM Global Diversified Index (50%) and the J.P. Morgan EMBI Global Diversified Index (50%).

For the one-year and since inception (February 1, 2008) periods ended December 31, 2012, the average annual total returns for the customized weighted index were 17.21% and 9.52%, respectively.

BLACKROCK EMERGING MARKET LOCAL DEBT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II
BlackRock Emerging Market Local Debt Portfolio
(the “Fund”)

Supplement dated November 14, 2013
to the Summary Prospectus and Prospectus of the Fund, each dated April 30, 2013

On November 12, 2013, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Emerging Markets Flexible Dynamic Bond Portfolio” and certain changes to the Fund’s investment strategies. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and to add an additional benchmark against which the Fund compares its performance. These changes will be effective on or about January 2, 2014.

As a result of these changes, the Fund will no longer be required to invest at least 65% of its assets in fixed income securities and derivatives denominated in currencies of emerging market countries or whose value is tied in whole or in part to currencies of emerging market countries. Instead the Fund will be able to actively seek investment opportunities across U.S. dollar- and local currency-denominated securities and derivatives.

Investors should review carefully the specific changes to the Summary Prospectus and Prospectus of the Fund, reflecting the changes noted above, which are detailed below.

Effective January 2, 2014, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable.

Change in the Fund’s Name

The BlackRock Emerging Market Local Debt Portfolio is renamed BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.

Change in the Fund’s Investment Strategies

The first paragraph in the section of the Summary Prospectus captioned “Principal Investment Strategies of the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts about BlackRock Emerging Market Local Debt Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The BlackRock Emerging Markets Flexible Dynamic Bond Portfolio invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. Emerging markets include, but are not limited to, countries that are included in the J.P. Morgan GBI-EM Global Diversified Index.

Change in the Fund’s Performance Information and Additional Benchmark Index

The section of the Summary Prospectus captioned “Performance Information” and the section of the Prospectus captioned “Fund Overview — Key Facts about BlackRock Emerging Market Local Debt Portfolio — Performance Information” are supplemented as follows:

Annual Total Returns

The Fund’s Annual Total Returns prior to January 2, 2014 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “BlackRock Emerging Market Local Debt Portfolio.”

Additional Benchmark Index

In addition to the broad-based securities market benchmark against which the Fund compares its performance, the J.P. Morgan GBI-EM Global Diversified Index, the Fund compares its performance against a customized weighted index comprised of the returns of the J.P. Morgan GBI-EM Global Diversified Index (50%) and the J.P. Morgan EMBI Global Diversified Index (50%).

For the one-year and since inception (February 1, 2008) periods ended December 31, 2012, the average annual total returns for the customized weighted index were 17.21% and 9.52%, respectively.